Derivative Liability and Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability and Fair Value Measurements
Note 8 – Derivative Liability and Fair Value Measurements

The Company recognized a derivative liability for the warrants to purchase shares of its common stock issued in connection with the equity offering and related debt conversions on August 5, 2013 and convertible senior secured debentures issued in 2013. These warrants have a cashless exercise provision and an exercise price that is subject to adjustment in the event of subsequent equity sales at a lower purchase price (subject to certain exceptions) along with full-ratchet anti-dilution provisions. In accordance with ASC 815-10-25, we measured the derivative liability using a Monte Carlo Options Lattice pricing model at their issuance date and subsequently remeasured the liability on December 31, 2013 to $12,035,816.

Accordingly, at the end of each quarterly reporting date the derivative fair market value is remeasured and adjusted to current market value. As at September 30, 2014 a total of 5,066,292 warrants were outstanding that contained a full-ratchet anti-dilution provision. The total derivative liability was revalued to $8,092,045 based on the closing price of our common stock as of September 30, 2014. The mark-to-market adjustments on this derivatives’ valuation for the three months ending September 30, 2014 was a loss of $1,301,588 versus a loss $259,426 for the same period in 2013 and a gain of $2,492,028 on the derivative’s valuation for the nine months ending September 30, 2014 versus a $35,122 loss for the same period in 2013.

The Company recognized a derivative liability for the $3,000,000 of senior convertible notes with a conversion price that is subject to adjustment in the event of subsequent equity sales at a lower purchase price (subject to certain exceptions). In accordance with ASC 815-10-25, we measured the derivative liability of this embedded conversion option using a Monte Carlo Options Lattice pricing model at the June 3, 2014 issuance date as $1,938,988. The value of the derivative liability at issuance was recorded as a discount against the notes in the Long-Term Debt section of the balance sheet. Accordingly, at the end of each quarterly reporting date the derivative fair market value is remeasured and adjusted to current market value. The revaluation mark-to-market adjustments on this liability was remeasured on September 30, 2014 to $1,828,762, resulting in a loss of $397,352 for the three months ending September 30, 2014 versus nil in 2013 and a loss of $367,150 on the derivative’s valuation for the nine months ending September 30, 2014 versus a nil for the same period in 2013.

The Company has adopted ASC Topic 820 for financial instruments measured at fair value on a recurring basis. ASC Topic 820 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include:

-	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
-
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

-
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The carrying amount of cash, accounts receivable, accounts payable, and accrued expenses approximates their fair value due to their short maturity. The carrying amount of notes payable approximates fair value because stated or implied interest rates approximate current interest rates that are available for debt with similar terms.

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at September 30, 2014:

	Total	(Level 1)	(Level 2)	Level (3)
Assets	$—	$—	$—	$—

Total assets measured at fair value	—	—	—	—

Liabilities

Derivative Liability	9,920,807	—	—	9,920,087
Total liabilities measured at fair value (Long-Term)	$9,920,807	$—	$—	$9,920,087

2014
Fair value – beginning of period	$12,035,816
Warrants issue during period	—
Reclassification (reset expiration) of warrant liabilities to Additional Paid-in Capital	(117,010)
Reclassification of warrant exercises to Additional Paid-in Capital	(979,793)
Change in fair value for the period of warrant derivative liability	(2,575,262)
Fair value – March 31, 2014	8,363,751

Reclassification of warrant exercises to Additional Paid-in Capital	(92,832)
Change in fair value for the period of warrant derivative liability	(1,218,354)
Convertible debt issued with an embedded conversion price adjustment provision	1,938,988
Change in fair value of debt conversion price adjustment for the period	(30,202)

Fair value – June 30, 2014	$8,961,351

Reclassification of warrant exercises to Additional Paid-in Capital	(262,109)
Change in fair value for the period of warrant derivative liability	1,301,589
Reclassification of debt conversions to Additional Paid-in Capital	(477,376)
Change in fair value of debt conversion price adjustment for the period	397,352

Fair value – September 30, 2014	$9,920,807

For period ending September 30, 2014, the Monte Carlo Options Lattice pricing model was used to estimate the fair value of the embedded conversion option conversion price adjustment right on the convertible notes issued during this period. The following summary table shows the assumptions used to compute the fair value of the embedded conversion option when granted at issuance and as of September 30, 2014:

	September 30, 2014	At Issuance – June 3, 2014
Assumptions for Pricing Model:
Expected term in years	2.67	3.00
Volatility range for years 1 to 5	81%	57%
Expected annual dividends	None	None

Value of convertible debt price adjustment:
Fair value of debt embedded conversion price adjustment option	$1,828,762	$1,938,988

For period ending September 30, 2014, the Monte Carlo Options Lattice pricing model was used to estimate the fair value of warrants outstanding as of September 30, 2014:

September 30, 2014
Assumptions for Pricing Model:
Expected term in years	3.47 to 4.04
Volatility range for years	72 to 81%
Risk-free interest rate	0.93 to 1.83%
Expected annual dividends	None

Value of warrants outstanding:
Fair value of warrants	$8,092,045

Note 17 – Derivative Liability and Fair Value Measurements

The Company recognized a derivative liability for the warrants to purchase 186,480 shares of its common stock issued in connection with the $800,000 convertible senior secured debenture issued on March 21, 2013. These warrants have a cashless exercise provision effective six months after the issuance date and an exercise price that is subject to adjustment in the event of subsequent equity sales at a lower purchase price (subject to certain exceptions) within the first six months. In accordance with ASC 820-10-35 we measured the derivative liability using a Black-Scholes pricing model at the March 21, 2013 issuance date. On September 21, 2013, the exercise price adjustment feature expired causing the warrants to no longer require derivative accounting treatment. Accordingly the derivative liability was marked to market on September 21, 2013 and the fair value of $526,245 related to these warrants was reclassified to Additional Paid-in Capital. See Note 23: Warrants for additional information on the warrants issued.

The Company recognized a derivative liability for the warrants to purchase 38,168 shares of its common stock issued in connection with the $200,000 convertible senior secured debenture issued on July 15, 2013. These warrants have a cashless exercise provision effective six months after the issuance date and an exercise price that is subject to adjustment in the event of subsequent equity sales at a lower purchase price (subject to certain exceptions) within the first six months. In accordance with ASC 815-10-25, we measured the derivative liability using a Monte Carlo Options Lattice pricing model at the July 15, 2013 issuance date and subsequently remeasured the liability on December 31, 2013. See Note 23: Warrants for additional information on the warrants issued.

The Company recognized a derivative liability for the warrants to purchase 6,004,288 shares of its common stock issued in connection with the equity offering and related debt conversions issued on August 5, 2013. These warrants have a cashless exercise provision and an exercise price that is subject to adjustment in the event of subsequent equity sales at a lower purchase price (subject to certain exceptions) along with full-ratchet anti-dilution provisions. In accordance with ASC 815-10-25, we measured the derivative liability using a Lattice pricing model at the August 5, 2013 issuance date and subsequently remeasured the liability on December 31, 2013. See Note 23: Warrants for additional information on the warrants issued.

The Company recognized a derivative liability for the warrants to purchase 127,717 shares of its common stock issued in connection with obtaining the permission of the Company’s senior debt holders for its August 5, 2013 public equity offering. These warrants have a cashless exercise provision effective six months after the issuance date and an exercise price that is subject to adjustment in the event of subsequent equity sales at a lower purchase price (subject to certain exceptions) within the first six months. In accordance with ASC 815-10-25, we measured the derivative liability using a Lattice pricing model at the August 5, 2013 issuance date and subsequently remeasured the liability on December 31, 2013. On September 21, 2013 the exercise price adjustment feature expired for 102,357 of these warrants, causing these warrants to no longer require derivative accounting treatment. Accordingly the associated derivative liability was marked to market on September 21, 2013 and these warrants were reclassified to Additional Paid-in Capital. The remaining 25,360 warrants were subsequently remeasured as December 31, 2013. See Note 23: Warrants for additional information on the warrants issued.

Accordingly, at the end of each quarterly reporting date the derivative fair market value is remeasured and adjusted to current market value. The total derivative liability was revalued to $12,035,816 based on the closing price of our common shares as of December 31, 2013, resulting in a loss of  $3,575,278 on the derivative’s valuation for the year ending December 31, 2013 and $-0- for the same period in 2012.

The Company concluded that the Put embedded in the senior secured convertible debentures in the event of the Company’s default under the Debenture had such minimal value that it did not record an additional and separate liability for this contingency. Both debentures were repaid in full on August 5, 2013.

The Company has adopted ASC Topic 820 (originally issued as SFAS 157, “Fair Value Measurements”) for financial instruments measured at fair value on a recurring basis. ASC Topic 820 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include:

-     Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
-     Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
-     Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at December 30, 2013:

	Total	(Level 1)	(Level 2)	Level (3)
Assets	$—	$—	$—	$—

Total assets measured at fair value	—	—	—	—

Liabilities

Derivative Liability	12,035,816	—	—	12,035,816
Total liabilities measured at fair value (Long-Term)	$12,035,816	$—	$—	$12,035,816

	December 31, 2013	December 31, 2012
Fair value – beginning of period	$—	$—
Warrants issue	9,067,283	—
Reclassification of warrant liabilities to Additional Paid-in Capital	(526,245)	—
Reclassification of warrant exercises to Additional Paid-in Capital	(80,500)	—
Change in fair value	3,575,278	—

Fair value – end of period	$12,035,816	$—

For year ending December 30, 2013, the Monte Carlo Options Lattice pricing model was used to estimate the fair value of warrants issued during this period. The following summary table shows the assumptions used to compute the fair value of the warrants granted during 2013 at issuance and as of December 31, 2013 is:

	December 31, 2013	At Issuance
Assumptions for Pricing Model:
Expected term in years	4.2 to 4.6	4.62 to 5.0
Volatility range for years 1 to 5	56%	61 to 110%
Risk-free interest rate	1.75%	0.77 to 1.41%
Expected annual dividends	None	None

Value of warrants issued:
Fair value of warrants	$12,035,816	$9,067,283